Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 160,218,000.00
Previously Paid Amount	0.00
Total Fee Amount	24,529.38
Total Offset Amount	0.00
Net Fee	$ 24,529.38